UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended September 30, 2010 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

September 30, 2010 (unaudited)

COMMON STOCKS—98.78%

Shares		Value
Agribusiness—2.69%
1,781,600	Charoen Pokphan Foods Public Co., Ltd.	1,481,406

Banks—12.44%
455,700	Bangkok Bank Public Co., Ltd.	2,341,025
586,500	Kasikornbank Public Co., Ltd.	2,259,729
1,762,900	Tisco Financial Group Public Co., Ltd.	2,249,582
		6,850,336
Commerce—2.66%
1,053,300	CP ALL Public Co., Ltd.	1,465,484

Communication—6.54%
563,700	Advanced Info Service Public Co., Ltd.	1,763,494
6,421,700	Samart Corporation Public Co., Ltd.	1,839,804
		3,603,298
Construction—16.50%
1,378,500	Dynasty Ceramic Public Co., Ltd.	2,292,454
410,900	The Siam Cement Public Co., Ltd.	4,505,913
10,062,300	Vanachai Group Public Co., Ltd.	2,286,382
		9,084,749
Electronic Components—6.18%
9,485,200	Cal-Comp Electronics (Thailand) Public Co., Ltd.	1,236,927
2,415,800	Delta Electronics (Thailand) Public Co., Ltd.	2,167,853
		3,404,780
Energy—20.60%
63,900	Banpu Public Co., Ltd.	1,506,663
362,600	PTT Exploration and Production Public Co., Ltd.	1,838,870
566,000	PTT Public Co., Ltd.	5,535,735
4,374,000	Siamgas & Petrochemicals Public Co., Ltd.	2,463,073
		11,344,341
Entertainment & Recreation—3.43%
3,959,200	Major Cineplex Group Public Co., Ltd.	1,890,505

Hotels—2.13%
6,474,000	Central Plaza Hotel Public Co., Ltd.	1,172,567

Petrochemicals—11.24%
16,499,600	IRPC Public Co., Ltd.	2,260,316
883,900	PTT Chemical Public Co., Ltd.	3,929,518
		6,189,834
Property Development—10.13%
3,316,100	Amata Corporation Public Co., Ltd.	1,758,150
24,705,000	Hemaraj Land and Development Public Co., Ltd.	1,627,111
6,334,600	L.P.N. Development Public Co., Ltd.	2,190,337
		5,575,598

See accompanying notes to consolidated financial statements.

1

Transportation—4.24%
1,709,400	Airports of Thailand Public Co., Ltd.		2,336,115

Total Common Stocks (Cost—$42,810,168)			54,399,013

SHORT-TERM INVESTMENTS—3.29%

Principal
Amount
(000)			Value
THAI BAHT SAVINGS ACCOUNT—2.93%
49,032	Bangkok Bank Savings Account, 0.25%, due 10/1/10		1,614,654

U.S. DOLLAR TIME DEPOSIT—0.36%
197	JPMorgan Chase Bank, 0.10%, due 10/1/10		196,969

Total Short-Term Investments (Cost—$1,808,405)			1,811,623
Total Investments—102.07% (Cost—$44,618,573)			56,210,636

Liabilities in excess of other assets—(2.07%)			(1,138,633)

NET ASSETS	(Applicable to 3,172,313 shares of capital stock outstanding; equivalent to $17.36 per share)	100.00%	$55,072,003

See accompanying notes to consolidated financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$54,399,013
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$54,399,013

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of September 30, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at September 30, 2010 was $42,848,441, excluding short-term interest-bearing investments.  At September 30, 2010, the net unrealized appreciation on investments, excluding short-term securities, of $11,550,571 was composed of gross appreciation of $11,618,962 for those investments having an excess of value over cost, and gross depreciation of $68,391 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: October 8, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: October 8, 2010
Masaaki Goto, Chairman